Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Palmetto HASI Holdings LLC (the “Company”)

Deutsche Bank Securities Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sabal Issuer 2026-1 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Palmetto 2026-1 Data Tape_20251118.xlsx” provided by the Structuring Agent on November 26, 2025, on behalf of the Company, containing information on 23,176 solar assets (the “Solar Assets”) as of November 18, 2025 (the “Cut-off Date”) (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sabal Issuer 2026-1 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means some or all of the following documents provided by the Company for each Selected Asset (defined below): power purchase agreement, solar lease agreement, and/or site map and vicinity map thereto. The Solar Asset Contracts were represented by the Company to be electronic copies of the original Solar Asset Contracts, and/or electronic records contained within the Company’s asset system of record. We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the signors.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•

The term “Company’s Asset System File” means an electronic data file entitled “abs_datatape_kpmg_sample_vf_20251208.csv” provided by the Company on December 8, 2025, containing information on billing type, utility company, panel manufacturer, invertor manufacturer, battery manufacturer, PPA type, and credit report scores for the Selected Assets from the Company’s asset system of record.

•

The term “First Bill Due Date File” means an electronic data file entitled “datape_inc_first_charge_20251208.csv” provided by the Company on December 8, 2025, containing information on the first bill due date for each Selected Asset.

•

The term “Utility Company Mapping” means electronic mail correspondence provided by the Company on December 10, 2025, containing information on the abbreviations used for the names of utility companies.

•

The term “Additional Billing Support” means extracts from the Company’s asset system of record provided by the Company on December 15, 2025, containing information on the updated payment method for certain Selected Assets.

•	The term “Source Documents” means the Solar Asset Contracts, PTO Notification, Company’s Asset System File, First Bill Due Date File, Utility Company Mapping and Additional Billing Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Data File (the “Selected Assets”) using a sampling tool. A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information

CONTRACT_ID	Solar Asset Contracts

STATE	Solar Asset Contracts

SYSTEM_SIZE_KW	Solar Asset Contracts, Instructions

SYSTEM_FIRST_YEAR_PRODUCTION_KWH	Solar Asset Contracts, Instructions

2

Attribute	Provided Information

CUSTOMER_AGREEMENT_TERM_YEARS	Solar Asset Contracts

PRODUCT_TYPE	Solar Asset Contracts

BILLING_TYPE	Company’s Asset System File, Additional Billing Support

PANEL_MANUFACTURER	Company’s Asset System File

UTILITY_COMPANY	Solar Asset Contracts, Company’s Asset System File, Utility Company Mapping

TOTAL_MONTHLY_PAYMENT	Solar Asset Contracts

IMPLIED_KWH_RATE	Instructions

ANNUAL_ESCALATOR_PERCENT	Solar Asset Contracts

PEGU_PAYOUT_FREQUENCY	Solar Asset Contracts

PEGU_PERCENT	Solar Asset Contracts

INVERTER_MANUFACTURER	Company’s Asset System File

BATTERY_MANUFACTURER	Company’s Asset System File

PPA_TYPE	Company’s Asset System File

FICO_AT_CREDIT_CHECK	Company’s Asset System File

ACTUAL_OR_ESTIMATED_PTO_DATE	PTO Confirmation, Instructions

REMAINING_CONTRACT_TERM_MONTHS	First Bill Due Date File, Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

3

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

January 12, 2026

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	SYSTEM_SIZE_KW	Consider the attribute to be in agreement if SYSTEM_SIZE_KW is within the range of -5% to 10% of the Source Document value or SYSTEM_FIRST_YEAR_PRODUCTION_KWH is within the range of -5% to 10% of the Source Document value.

2.	SYSTEM_FIRST_YEAR _PRODUCTION_KWH	Consider the attribute to be in agreement if SYSTEM_FIRST_YEAR_ PRODUCTION_KWH is within the range of -5% to 10% of the Source Document value or SYSTEM_SIZE_KW is within the range of -5% to 10% of the Source Document value.

3.	IMPLIED_KWH_RATE	Recompute as TOTAL_MONTHLY_PAYMENT times 12 divided by SYSTEM_FIRST_YEAR_PRODUCTION_KWH.

4.	ACTUAL_OR_ESTIMAT ED_PTO_DATE

If the Source Document value is not populated or does not match the Data File value, consider the attribute to be in agreement if the Data File value is either 12/10/2025 or 12/31/2025.

Consider the attribute to be in agreement if it is within 31 days of the Data File value.

5.	REMAINING_CONTRA CT_TERM_MONTHS

If the First Bill Due Date in the First Bill Due Date File occurs on or after the Cutoff Date, consider the attribute to be in agreement if Data File value is equal to CUSTOMER_AGREEMENT_TERM_YEARS (in months), else recompute as the difference (in months) between CUSTOMER_ AGREEMENT_TERM_YEARS and Seasoning. Recompute Seasoning (in months) as the difference between the First Bill Due Date in the First Bill Due Date File and the Cutoff Date.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

A-1

Exhibit B

The Selected Assets

Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID
1	67d317****	41	66cd12****	81	67d61a****
2	6851a9****	42	67f16b****	82	68746b****
3	686013****	43	685dd5****	83	681c0c****
4	6827b1****	44	669a6f****	84	6825f2****
5	685a01****	45	66e0c7****	85	689d0b****
6	684cda****	46	685f0b****	86	67e42e****
7	67ec3e****	47	66f1f3****	87	681696****
8	67d38f****	48	681fa0****	88	66803b****
9	67a646****	49	684dbc****	89	67d887****
10	65e12f****	50	666df2****	90	683f5a****
11	682bb0****	51	68783e****	91	6729bf****
12	66deef****	52	68558f****	92	68b077****
13	68cdc6****	53	672972****	93	688c19****
14	67be5d****	54	681d34****	94	66ddee****
15	685f05****	55	68b8c0****	95	67d1d5****
16	677a9b****	56	687557****	96	66edda****
17	684dcc****	57	686c2a****	97	684cb4****
18	6882b7****	58	67294d****	98	689a35****
19	6859ef****	59	68a379****	99	67298e****
20	6793fd****	60	68477a****	100	67ae77****
21	679041****	61	67c101****	101	686d2f****
22	670eaa****	62	681cc4****	102	67c738****
23	6619a4****	63	670c2c****	103	67c632****
24	67bd0e****	64	6659e8****	104	682661****
25	686c24****	65	685f32****	105	66f1c0****
26	682521****	66	68263d****	106	68135b****
27	67cbb6****	67	68235e****	107	680973****
28	68c1d3****	68	67365b****	108	672a5e****
29	68470f****	69	67c614****	109	689566****
30	6844a8****	70	68655b****	110	679ec8****
31	66bbb2****	71	67ca5b****	111	68b0d2****
32	664615****	72	672a83****	112	67fe8c****
33	680c3b****	73	66fc44****	113	67fd7c****
34	6729bb****	74	681126****	114	68268c****
35	687ae0****	75	6859e5****	115	6761e4****
36	673270****	76	67295c****	116	681d09****
37	6658b9****	77	6810fa****	117	680049****
38	67eaf8****	78	685991****	118	678976****
39	67a184****	79	68bf41****	119	6712fd****
40	672974****	80	67c334****	120	68a0fe****

Exhibit B

The Selected Assets

Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID
121	682372****	161	685ec9****	201	68b101****
122	672a3f****	162	671044****	202	66bcdc****
123	685b06****	163	68a519****	203	66c7af****
124	68a897****	164	66ce30****	204	680ab9****
125	686445****	165	66b7b2****	205	67ed42****
126	67e81b****	166	67216d****	206	6828c4****
127	680ebe****	167	687443****	207	6814ff****
128	66861a****	168	68489c****	208	66b513****
129	67b4d7****	169	674250****	209	6750d2****
130	67cb90****	170	66c0e4****	210	686445****
131	67a52b****	171	6849f1****	211	68a78e****
132	67b34e****	172	672a61****	212	6859cf****
133	66adb0****	173	667b73****	213	67d4db****
134	685c6d****	174	68660f****	214	6852ae****
135	66cea1****	175	678c3f****	215	68479d****
136	681232****	176	686993****	216	66d130****
137	66bab5****	177	65b979****	217	6702f9****
138	684a18****	178	67f445****	218	685ab4****
139	68a7b7****	179	684c61****	219	67d4e3****
140	682a4b****	180	67fc29****	220	66f82f****
141	67d197****	181	6827f8****	221	6855ef****
142	68505d****	182	68891f****	222	66a019****
143	68191b****	183	67e5df****	223	6822c8****
144	66a152****	184	68976d****	224	681ce1****
145	67bf75****	185	68704a****	225	681d21****
146	6871b2****	186	67b685****	226	689e6f****
147	679bfe****	187	686fd2****	227	680d49****
148	66e9ce****	188	6862c4****	228	678047****
149	68447f****	189	67b73e****	229	67cf31****
150	672960****	190	66fc34****	230	685add****
151	67295a****	191	675ca4****	231	6786c6****
152	67e5e4****	192	67c7c7****	232	67da1c****
153	672958****	193	6859b8****	233	66aaba****
154	679158****	194	67eee9****	234	65fcdd****
155	670583****	195	67bf8d****	235	689d11****
156	680c03****	196	67dd9e****	236	67e716****
157	682fa5****	197	67c0db****	237	672a4b****
158	67924f****	198	689401****	238	67d3c8****
159	688957****	199	6849ce****	239	67c235****
160	681e2d****	200	688c0f****	240	67fee6****

Exhibit B

The Selected Assets

Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID
241	67464d****	271	67c24e****
242	6828c4****	272	673fda****
243	67cf9a****	273	67a3b5****
244	67da0a****	274	68a749****
245	67d094****	275	67e193****
246	68430a****	276	672a84****
247	682cf9****	277	687075****
248	683a33****	278	67d448****
249	666c9e****	279	6660b9****
250	66f6ee****	280	682ce0****
251	672a43****	281	66e0f2****
252	687918****	282	68703d****
253	67e5ac****	283	66fe0a****
254	681e71****	284	67ae3f****
255	682e1c****	285	6828b8****
256	683ca9****	286	665751****
257	687abd****	287	67f027****
258	687acd****	288	684c5c****
259	687949****	289	678006****
260	684d84****	290	6827d4****
261	667600****	291	66b4e8****
262	6838bd****	292	66a421****
263	672016****	293	68bb51****
264	68a8a0****	294	67a397****
265	680146****	295	6859a9****
266	673589****	296	66c8c7****
267	683891****	297	683a1b****
268	67296e****	298	6807f5****
269	680d25****	299	67cb34****
270	687572****	300	688399****

Exhibit C

Exceptions

Selected Asset Number	CONTRACT_ID	Attribute	Per Data File	Per Provided Information
23	6619a4****	SYSTEM_FIRST_YEAR_PROD UCTION_KWH	32,223	31,870

23	6619a4****	SYSTEM_SIZE_KW	23.60	20.28

23	6619a4****	TOTAL_MONTHLY_PAYMENT	375.94	371.81

34	6729bb****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

53	672972****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

58	67294d****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

68	67365b****	ACTUAL_OR_ESTIMATED_PT O_DATE	6/21/2025	6/21/2024

72	672a83****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

76	67295c****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

91	6729bf****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

95	67d1d5****	ACTUAL_OR_ESTIMATED_PT O_DATE	8/8/2025	9/9/2025

99	67298e****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

108	672a5e****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

122	672a3f****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

150	672960****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

151	67295a****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

153	672958****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

172	672a61****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

237	672a4b****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

251	672a43****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

268	67296e****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

276	672a84****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

C-1